Financial Instruments (Details) - Schedule of change in the exchange rates of the Shekel - Exchange Rate of the Shekel [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financial Instruments (Details) - Schedule of change in the exchange rates of the Shekel [Line Items]
5% Increase in the Exchange Rate of the Shekel	$ 135	$ 109
5% Decrease in the Exchange Rate of the Shekel	$ (135)	$ (109)